FINANCIAL ASSETS AND LIABILITIES - Narrative (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) vessel	Mar. 31, 2023 vessel	Jun. 30, 2024 USD ($) vessel t	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) t
Derivative [Line Items]
Gain on sale of assets			$ 1,133,000	$ 2,583,000
Number of vessels held for sale | vessel	1
Impairment loss on vessels			0	11,780,000
Golden Bull
Derivative [Line Items]
Gain on sale of assets			$ 1,100,000
Newcastlemax Vessels
Derivative [Line Items]
Number of vessels acquired | vessel			5
Cost of vessels acquired			$ 241,000,000.0
Newcastlemax Vessels | Time charter revenues
Derivative [Line Items]
Total deferred charter revenue	$ 6,300,000		6,300,000
Deferred charter revenue, asset	600,000		600,000
Deferred charter revenue, liability	6,900,000		6,900,000
Panamax Vessels
Derivative [Line Items]
Gain on sale of assets			1,100,000
Number of vessels held for sale | vessel		1
Capesize vessels, Golden Feng and Golden Shui
Derivative [Line Items]
Number of vessels held for sale | vessel		2
Impairment loss on vessels			11,800,000
Golden Strength
Derivative [Line Items]
Gain on sale of assets			2,600,000
Interest rate swaps
Derivative [Line Items]
Derivative notional amount	650,000,000		$ 650,000,000		$ 650,000,000
Capesize, Forward Freight Agreements, Maturing in 2021 | Long
Derivative [Line Items]
Remaining maturities			330 days		300 days
Bunker Derivatives, Remaining Year
Derivative [Line Items]
Outstanding bunker derivatives | t			14,800
Bunker Derivatives
Derivative [Line Items]
Outstanding bunker derivatives | t					4,200
Currency swap
Derivative [Line Items]
Foreign currency swap, loss			$ 4,900	$ (21,000)
Currency swap | Norway, Krone
Derivative [Line Items]
Derivative notional amount	$ 4,500,000		$ 4,500,000		$ 2,100,000